Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates — The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make judgments, assumptions and estimates that affect the amounts reported in the Company’s consolidated financial statements and accompanying notes. Significant estimates in the consolidated financial statements have been made for revenue and depreciation of property and equipment. Actual results could differ materially from those estimates.

Use of Estimates — The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make judgments, assumptions and estimates that affect the amounts reported in the Company’s consolidated financial statements and accompanying notes. Significant estimates in these financial statements have been made for revenue, depreciation of property and equipment and equity incentive compensation. Actual results could differ materially from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash — The Company considers all highly liquid investments with a maturity at date of purchase of three months or less to be cash equivalents. The Company’s cash is currently comprised only of cash on hand and deposits in banks. As of December 31, 2013 and 2012, the Company had approximately $50,000 in a restricted cash account that was held as cash collateral against an outstanding letter of credit for security on a lease.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
Accounts Receivable and Allowance for Doubtful Accounts — The Company records accounts receivable net of an allowance for doubtful accounts. The Company estimates an allowance for doubtful accounts based on the aging of the accounts receivable and the historical collection experience since the Company’s inception for each type of payor. The Company has not had any bad debts from any of its contracted or non-contracted insurance companies. However during the nine months ended September 30, 2014, the Company determined that approximately $144,000 of accounts receivable may not be collectible. Although the Company will attempt to recover these funds, an allowance for doubtful accounts of approximately $144,000 was recorded at September 30, 2014 due to the uncertainty of these collections. There is no allowance for doubtful accounts recorded as of December 31, 2013.

Accounts Receivable and Allowance for Doubtful Accounts — The Company records accounts receivable net of an allowance for doubtful accounts. The Company estimates an allowance for doubtful accounts based on the aging of the accounts receivable and the historical collection experience since the Company’s inception for each type of payor. The Company has not had any bad debts from any of its’ contracted or noncontracted insurance companies, therefore there is no allowance for doubtful accounts recorded as of December 31, 2013 and 2012.

Inventory, Policy [Policy Text Block]	Inventory — Inventory, which consists entirely of laboratory materials and supplies, is valued at the lower of cost or market using the first-in, first-out (“FIFO”) method.

Inventory — Inventory, which consists entirely of finished goods, is valued at the lower of cost or market using the first-in, first-out (“FIFO”) method.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment — Property and equipment is carried at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, which range from three to ten years. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Property and Equipment — Property and equipment is carried at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, which range from three to ten years. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long Lived Assets — The Company reviews long-lived assets, consisting of property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable based on undiscounted cash flows. If long-lived assets are impaired, an impairment loss is recognized and is measured as the amount by which the carrying value exceeds the estimated fair value of the assets. No impairment charges were recorded during the nine months ended September 30, 2014 and 2013.

Long Lived Assets — The Company reviews long-lived assets, consisting of property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable based on undiscounted cash flows. If long-lived assets are impaired, an impairment loss is recognized and is measured as the amount by which the carrying value exceeds the estimated fair value of the assets. No impairment charges were recorded during the years ended December 31, 2013 and 2012.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition — Revenues that are derived from testing services are recognized in accordance with the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 605, Revenue Recognition, which requires that four basic criteria be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the client or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured.
Revenues are recorded on an accrual basis when the contractual obligations are completed as a set of assays is processed through our laboratory and test results are delivered to ordering physicians. Revenues are billed to various payors, including Medicare, contracted insurance companies, directly billed customers (UAMS, pharmaceutical companies, reference laboratories and hospitals) and non-contracted insurance companies. The Company reports revenues from Medicare, contracted insurance companies and directly billed customers based on the contractual rate. The contractual rate is based on established agreed upon rates between the Company and the respective payor and is the price invoiced by the Company. The Company reports revenues from non-contracted insurance companies based on the amount expected to be collected, which is based on the historical collection experience of each payor or payor group, as appropriate. The difference between the amount billed and the amount estimated to be collected from non-contracted insurance companies is recorded as a contractual allowance at the same time the revenue is recognized, to arrive at reported net revenue. The Company does not record revenue from individuals for billings, deductibles or co-pays until cash is collected; as collectability is not assured at the time services are provided, therefore there are no accounts receivable from self-payors. Gross revenues from individuals have been immaterial. The Company’s estimates of net revenue for non-contracted insurance companies are subject to change based on the contractual status and payment policies of the third-party payors with whom we deal. The Company regularly refines its estimates in order to make its estimated revenue as accurate as possible based on its most recent collection experience with each third-party payor. The Company regularly reviews its historical collection experience for non-contracted payors and adjusts its expected revenues for current and subsequent periods accordingly.
The table below shows the adjustments made to gross revenues to arrive at net revenues, the amount reported on our statements of operations:

	Nine Months
	September 30, 2014	September 30, 2013
Gross revenues	$4,545,090	$3,959,638
Less: Contractual Allowances	879,606	733,757
Net revenues	$3,665,484	$3,225,881
Contractual allowances recorded during both the nine months ended September 30, 2014 and 2013 represented approximately 19% of gross revenues.

Revenue Recognition — Revenues that are derived from testing services are recognized in accordance with the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 605, Revenue Recognition, which requires that four basic criteria be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the client or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. The Company records revenues when the tests have confirmed results which are evidence that the services have been performed.

Revenues are recorded on an accrual basis as the contractual obligations are completed and as a set of assays is processed through our laboratory, under a specified contractual protocol, and test results are delivered to ordering physicians. Revenues are billed to various payors, including Medicare, contracted insurance companies, directly billed customers (UAMS, pharmaceutical companies, reference laboratories and hospitals) and non-contracted insurance companies. The Company reports revenues from Medicare, contracted insurance companies and directly billed customers based on the contractual rate. The contractual rate is based on established agreed upon rates between the Company and the respective payor and is the price invoiced by the Company. The Company reports revenues from non-contracted insurance companies based on the amount expected to be collected which is based on the historical collection experience of each payor or payor group, as appropriate. The difference between the amount billed and the amount estimated to be collected from non-contracted insurance companies is recorded as a contractual allowance at the same time the revenue is recognized, to arrive at reported net revenue. The Company does not record revenue from individuals for billings, deductibles or co-pays until cash is collected; as collectability is not assured at the time services are provided, therefore there are no accounts receivable from self-payors. Gross revenues from individuals have been immaterial. The Company’s estimates of net revenue for non-contracted insurance companies are subject to change based on the contractual status and payment policies of the third-party payors with whom we deal. The Company regularly refines our estimates in order to make our estimated revenue as accurate as possible based on our most recent collection experience with each third-party payor. The Company regularly reviews our historical collection experience for non-contracted payors and adjusts our expected revenues for current and subsequent periods accordingly.

The table below shows the adjustments made to gross revenues to arrive at net revenue, the amount reported on our statements of operations:

	Year Ended
	December 31,2013	December 31,2012
Gross revenues	$5,090,739	$6,378,242
Less: Contractual allowances	774,255	1,972,200
Net revenue	$4,316,484	$4,406,042

Contractual allowances recorded during the years ended December 31, 2013 and 2012 represented approximately 15% and 31%, respectively, of gross revenues. The decrease in the percentage was primarily due to the increased revenues to direct-billed customers which increased to approximately 67% of gross revenues during the year ended December 31, 2013 from approximately 52% of gross revenues during the year ended December 31, 2012.

Cost of Sales, Policy [Policy Text Block]
Cost of Revenue — Cost of revenue represents the cost of materials, direct labor, costs associated with processing specimens including pathological review, quality control analyses, and delivery charges necessary to render an individualized test result. Costs associated with performing tests are recorded as the tests are processed.

License Fees Policy [Policy Text Block]
License Fees — The Company has licensed technology for patents for uses of a gene expression profiling (“GEP”) assay called MyPRS® and its related technology. Under the terms of the license agreement, the Company is required to pay a fee and royalties to UAMS. The license fees are calculated as a fixed percentage of the net revenue received from third parties that the Compan

Selling, General and Administrative Expenses, Policy [Policy Text Block]
Selling and Marketing Expenses — The Company’s selling and marketing consist primarily of sales commissions and support costs, salaries and related employee benefits, travel, license fees and marketing costs.

General and Administrative Expenses — The Company’s general and administrative expenses consist primarily of salaries and related employee benefits, professional service fees, associated travel costs and depreciation and amortization expense.

Advertising Costs, Policy [Policy Text Block]
Advertising costs — The Company markets its services through its advertising activities in trade publications and on the internet. Advertising costs are included in selling and marketing expenses on the statements of operations and are expensed as incurred. Advertising costs for the years ended December 31, 2013 and 2012 were approximately $1,000 and $67,000, respectively.

Research and Development Expense, Policy [Policy Text Block]
Research and Development — The Company expenses costs associated with research and development activities as incurred. Research and development costs primarily include laboratory supplies, reagents and consulting costs. To date, the Company has not included an allocation of any indirect costs in research and development.

Income Tax, Policy [Policy Text Block]
Income Taxes — Prior to the Corporate Conversion, the Company was a limited liability company, which is not a tax paying entity at the corporate level. Each member was instead individually responsible for such member’s share of the Company’s income or loss for income tax reporting purposes. Net operating losses incurred by the Company through the date of the Corporate Conversion have been, or will be, used by the members to offset gains on other interests and are therefore not able to be carried forward to the Company.
Effective as of the Corporate Conversion, the Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes. Deferred tax assets and liabilities are recorded for the expected future tax consequences of events that have been included in the consolidated financial statements or income tax returns. Deferred taxes are determined on the basis of the differences between the carrying amount of assets and liabilities for financial statement and income tax purposes at enacted rates in effect for the years in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized.
Applicable accounting guidance requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Accounting provisions also require that a change in judgment that results in subsequent recognition, derecognition, or change in a measurement of a tax position taken in a prior annual period (including any related interest and penalties) be recognized as a discrete item in the period in which the change occurs. The Company regularly evaluates the likelihood of recognizing the benefit for income tax positions taken in various federal and state filings by considering all relevant facts, circumstances, and information available.
The Company classifies any interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Income Taxes — The Company is a limited liability company which is not a tax paying entity at the corporate level. Each member is instead individually responsible for their share of the Company’s income or loss for income tax reporting purposes. Net operating losses incurred by the Company as of December 31, 2013 have been used by the members to offset gains on other interests and are therefore not able to be carried forward to the Company.

Applicable accounting guidance requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Accounting provisions also require that a change in judgment that results in subsequent recognition, derecognition, or change in a measurement of a tax position taken in a prior annual period (including any related interest and penalties) be recognized as a discrete item in the period in which the change occurs. The Company regularly evaluates the likelihood of recognizing the benefit for income tax positions taken in various federal and state filings by considering all relevant facts, circumstances, and information available.

The Company classifies any interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Equity Incentive Compensation — The Company accounts for equity incentive compensation to employees and non-employees in accordance with FASB ASC 718, Stock Compensation and FASB ASC 505-50, Equity-Based Payments to Non-Employees, respectively. Equity incentive compensation expense for all equity-based compensation awards granted to employees is based on the grant-date fair value estimated in accordance with the provisions of ASC 718 and for non-employees is based on the fair value of equity instruments issued as determined at the performance completion date in accordance with the provisions of ASC 505-50. The Company recognizes compensation expense in an amount equal to the estimated fair value of each stock award over the estimated period of service and vesting.

Equity Incentive Compensation — The Company accounts for equity incentive compensation in accordance with FASB ASC 718, Stock Compensation. Equity incentive compensation expense for all equity-based compensation awards granted is based on the grant-date fair value estimated in accordance with the provisions of ASC 718. The Company recognizes these compensation costs on a straight-line basis over the requisite service period of the award, which is generally the vesting period.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments — The Company’s management believes the carrying amounts of cash, accounts receivable and accounts payable approximate fair value due to their short-term maturity. The fair value of the note payable — related party cannot be reasonably estimated as a result of the related party arrangement. The present value of the note payable at September 30, 2014 and December 31, 2013 was approximately $11,000 and $42,000, respectively.

Fair Value of Financial Instruments — The Company’s management believes the carrying amounts of cash, accounts receivable and accounts payable approximate fair value due to their short-term maturity. The fair value of the note payable — related party cannot be reasonably estimated as a result of the related party arrangement. The present value of the note payable at December 31, 2013 and 2012 was approximately $42,000 and $103,000, respectively.

Supplemental Disclosures Of Cash Flow Information And Non Cash Financing Transactions [Policy Text Block]
Supplemental Disclosures of Cash Flow Information and of Non-Cash Financing Transactions — During the nine months ended September 30, 2014 and 2013, the Company paid approximately $13,000 and $1,201,000, respectively, in interest. Of the total paid in 2013, $1,182,000 was paid to related parties (see Note 5). In addition, during the nine months ended September 30, 2014, the Company converted $27,326,287 of the note payable — related party into equity. Additionally, approximately $2,356,000 of deferred issuance costs were converted into equity. At September 30, 2013, there were deferred issuance costs of approximately $63,000 included in accounts payable and accrued expenses.

Supplemental Disclosures of Cash Flow Information and of Non-Cash Financing Transactions — During the years ended December 31, 2013 and 2012, the Company paid approximately $1,209,000 and $20,000, respectively, in interest. Of the total paid in 2013 $1,182,000 was paid to related parties (see Note 7). In addition, at December 31, 2013, there are deferred issuance costs of approximately $155,000 included in accounts payable and accrued expenses.

Reclassification, Policy [Policy Text Block]	Reclassifications — Certain reclassifications in operating expenses have been made to the nine months ended September 30, 2013 amounts to conform to the 2014 presentation.

Reclassification — Certain reclassifications have been made to the 2012 financial statements to conform to the 2013 presentation.

Segment Reporting, Policy [Policy Text Block]	Segment Reporting — The Company operates as one segment.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk, Major Customers and Suppliers — Cash is maintained at two financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances.
During the nine months ended September 30, 2014 and 2013, the Company had one major customer, UAMS. Revenue sourced either from or through UAMS accounted for approximately  81% and 84% of net revenue for the nine months ended September 30, 2014 and 2013, respectively. Accounts receivable sourced either from or through UAMS at September 30, 2014 and December 31, 2013 accounted for approximately 70% and 62%, respectively.
Inventory used in the Company’s testing process is procured from one supplier. Any supply interruption or an increase in demand beyond such supplier’s capabilities could have an adverse impact on the Company’s business. Management believes it could identify alternative suppliers, if necessary, but it is possible such suppliers may not be identified in a timely manner to avoid an adverse impact on the Company’s business.

Concentration of Credit Risk, Major Customers and Suppliers — Cash is maintained at one financial institution and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances.

During the years ended December 31, 2013 and 2012, the Company had one major customer, UAMS. Revenue sourced either from or through UAMS accounted for approximately 83% and 86%, respectively, of net revenue. Accounts receivable sourced either from or through UAMS at December 31, 2013 and 2012 accounted for approximately 62% and 85%, respectively.

Inventory used in the Company’s testing process is procured from one supplier. Any supply interruption or an increase in demand beyond the suppliers’ capabilities could have an adverse impact on the Company’s business. Management believes it can identify alternative sources, if necessary, but it is possible such sources may not be identified in sufficient time to avoid an adverse impact on its business.

Unaudited Pro Forma Data [Policy Text Block]
Unaudited Pro Forma Data — The pro forma balance sheet data as of December 31, 2013 and calculation of pro forma net loss per share for the year ended December 31, 2013 give effect to the conversion of the Company from a limited liability company into a corporation by the following transactions included in the anticipated public offering of the Company’s common stock:

•
The conversion of the note payable — related party ($26,568,554) less the amount of deferred offering costs recorded as of December 31, 2013 ($655,018) into an aggregate of 2,591,354 Class C units, and

•
The consummation of the corporate conversion, pursuant to which all of the outstanding Class A and Class C units of the Company will be automatically converted into an aggregate of 2,791,354 shares of Signal Genetics, Inc. common stock.

The pro forma net loss per share excludes the vesting of 264,474 restricted stock unit awards issued to certain employees of the Company simultaneously with the public offering which will be immediately vested upon grant, but the common stock will not be issued until January 1, 2015.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements — Other than as disclosed below, we have reviewed all recently issued standards and have determined that they will not have a material impact on our consolidated financial statements or do not apply to our operations.
In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, which outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most current revenue recognition guidance in FASB ASC 605, Revenue Recognition, including industry-specific guidance. The ASU is based on the principle that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. The ASU becomes effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period; early adoption is not permitted. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. The Company is currently assessing the impact that this standard will have on its consolidated financial statements.
In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements — Going Concern, which provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and the related footnote disclosure. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financials are issued. When management identifies conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern, the ASU also outlines disclosures that are required in the company’s footnotes based on whether or not there are any plans intended to mitigate the relevant conditions or events to alleviate the substantial doubt. The ASU becomes effective for annual periods ending after December 15, 2016, and for any annual and interim periods thereafter. Early application is permitted. The Company is currently assessing the impact that this standard will have on its consolidated financial statements.
Future Accounting Pronouncements — Section 107 of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) provides that an emerging growth company, such as the Company, may take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company may delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. Although to date, the Company has not taken advantage of this delay, the Company has elected to avail itself of the extended transition period for adopting new or revised accounting standards in the future. As a result of this election, the Company’s consolidated financial statements may not be comparable to companies that comply with public company effective dates.

Recent Accounting Pronouncements — Other than as disclosed below, we have reviewed all recently issued standards and have determined they will not have a material impact on our consolidated financial statements or do not apply to our operations.

In July 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-07, Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Heath Care Entities which requires certain health care entities to record the provision for bad debts associated with patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts). Additionally, those entities are required to provide enhanced disclosures about their policies for recognizing revenue and assessing bad debts. For nonpublic entities, the amendments were effective for the first annual period ending after December 15, 2012 with early adoption permitted and the presentation should be applied retrospectively to all prior periods presented. The Company has adopted this guidance retrospectively in the accompanying consolidated financial statements.

Future Accounting Pronouncements — Section 107 of the Jumpstart Our Business Startups Act of 2012 (JOBS Act) provides that an emerging growth company, such as our company, can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. Although to date, the Company has not yet taken advantage of this delay, the Company has elected to avail ourselves of this extended transition period for adopting new or revised accounting standards in the future. As a result of this election, our financial statements may not be comparable to companies that comply with public company effective dates.